ORDINARY SHARES (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended
	Apr. 06, 2026	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2024
Underwritten Public Offering
ATM OFFERING
Number of shares issued	23,332,500
Proceeds from issuance of the Offering, net of issuance costs	$ 65.8
Underwritten Public Offering | American depositary shares
ATM OFFERING
Number of shares issued	18,666,000	18,666,000
Share price (in USD per share)	$ 3.75
Number of days considered for the volume weighted average price	30 days
ATM Offering
ATM OFFERING
Number of shares issued			1,037,753
ATM Offering | American depositary shares
ATM OFFERING
Number of shares issued			830,202	0
Aggregate offering price					$ 100.0